Benefits Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 25,400	$ 25,800	$ 26,100
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined contribution benefit plans	$ 11,658	12,718
Minimum target allocation for plan asset of Fixed Income Securities	30.00%
Maximum target allocation for plan asset of Fixed Income Securities	65.00%
Defined benefit plan narrative description	.04
Defined benefit plans that will be amortized from AOCI into net periodic benefit cost	$ 8,200
Percentage of Total Plan Assets Categorized As Level One	81.00%
Expected contributions to defined benefit pension plans in 2012	$ 11,400
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan narrative description	.04
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Contributions to defined contribution benefit plans	$ 245	$ 283
Postretirement Medical Benefits
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to defined benefit pension plans in 2012	$ 600
Equity Securities | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Minimum target allocation for plan asset of Equity Securites	30.00%
Maximum target allocation for plan asset of Equity Securities	65.00%
Real Estate Investment [Member] | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Minimum target allocation for plan asset of Equity Securites	0.00%
Maximum target allocation for plan asset of Equity Securities	15.00%
Other Investments | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Minimum target allocation for plan asset of Equity Securites	0.00%
Maximum target allocation for plan asset of Equity Securities	25.00%